Equity dividends (Tables)	12 Months Ended
Dec. 31, 2025
Equity dividends
Summary of ordinary dividends paid

ORDINARY DIVIDENDS PAID IN THE YEAR	2023 GBPm	2024 GBPm	2025 GBPm
RELX PLC	1,059	1,121	1,181